FAIR VALUE MEASUREMENTS (Details) - Schedule of changes in fair value of warrant liabilities - Northern Genesis Acquisition Corp II [Member] - USD ($)		5 Months Ended	9 Months Ended
	Jan. 14, 2021	Sep. 30, 2021	Sep. 30, 2021
Schedule Of Changes In Fair Value Of Private And Public Warrant Liabilities [Line Items]
Change in valuation inputs or other assumptions		$ (253,333)
Private Placement [Member]
Schedule Of Changes In Fair Value Of Private And Public Warrant Liabilities [Line Items]
Initial measurement on January 15, 2021	$ 10,297,467
Change in valuation inputs or other assumptions			$ (2,808,400)
Fair value at ending		7,849,067	7,849,067
Public [Member]
Schedule Of Changes In Fair Value Of Private And Public Warrant Liabilities [Line Items]
Initial measurement on January 15, 2021	20,286,000
Change in valuation inputs or other assumptions			(5,520,000)
Fair value at ending		14,766,000	14,766,000
Warrant Liabilities [Member]
Schedule Of Changes In Fair Value Of Private And Public Warrant Liabilities [Line Items]
Initial measurement on January 15, 2021	$ 30,583,467
Change in valuation inputs or other assumptions			(8,328,400)
Fair value at ending		$ 22,255,067	$ 22,255,067